Subsequent Events - Additional Information (Detail) - Non Adjusting Event [Member] $ / shares in Units, $ in Millions				3 Months Ended
	Feb. 11, 2021 USD ($)	Feb. 10, 2021 USD ($)	Feb. 04, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Feb. 03, 2021 $ / shares shares	Jan. 25, 2021 shares	Jan. 24, 2021 shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of additional shares issued | shares					74,243,600	64,997,558
Ratio of additional shares issued					0.0799	2.4851
Number of shares issued | shares			29,268,000			91,152,556	26,154,998
Issue price per share | $ / shares			$ 17.00		$ 17.00
Proceeds from issue of ordinary shares			$ 472.7
Number of shares outstanding | shares			194,664,156
Early repayment fee	$ 7.0
Impact on profit and loss due to early repayment of loan				$ (73.3)
Opco Notes and Holdco Notes [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of borrowings	$ 644.0
Revolving Credit Facility [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from borrowings		$ 100.0